Asset Management Fund - Ultra Short Fund | Ultra Short Fund
Ultra Short Fund
Investment Objective
The Fund seeks to achieve current income with a very low degree of share-price fluctuation.
Fees and Expenses
This section describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses		Asset Management Fund - Ultra Short Fund Ultra Short Fund
Management Fees	[1]	0.45%
12b-1 Fees	[1]	0.25%
Other Expenses	[2][3]	0.49%
Total Fund Operating Expenses	[1]	1.19%
[1]	For the fiscal year ended October 31, 2012, the Adviser and the Distributor voluntarily waived 0.20% and 0.10% of their fees, respectively, so that the "Management Fees", "12b-1 Fees" and "Total Operating Expenses" for the Fund were 0.25%, 0.15% and 0.89%, respectively. The Adviser and Distributor expect to continue these waivers through February 28, 2014, but are not contractually obligated to do so.
[2]	Includes indirect expenses of securities of other mutual funds held by the Fund.
[3]	Excludes 0.02% of extraordinary expenses incurred in the fiscal year ended October 31, 2012.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Asset Management Fund - Ultra Short Fund Ultra Short Fund	121	378	654	1,443

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 111% of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues its objective by investing exclusively in high quality short-term securities, as well as in repurchase agreements backed by investments which are not subject to limitation on the part of national banks.

The Fund invests primarily in fixed income securities comprised of short duration, investment grade money market instruments and other fixed income securities. The Fund’s investments may include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities (such as mortgage-backed bonds), repurchase agreements backed by eligible investments, mortgage-related securities, high quality commercial paper and FDIC-insured CDs. Although some of these securities may be issued by entities chartered or sponsored by Acts of Congress, the securities of such entities may or may not be issued or guaranteed by the U.S. Treasury.

The Fund may invest to a significant degree in repurchase agreements, in which the Fund purchases assets from approved counterparties who agree to repurchase the security at the Fund’s cost plus interest within a specified time. Repurchase agreements may be backed by securities in which the Fund cannot invest directly, such as those with longer maturities than the Fund may invest in directly, so long as such assets are eligible for investment by national banks without limit. Repurchase agreement counterparties may include banks, broker dealers or other counterparties selected by the Adviser pursuant to guidelines approved by the Board of Trustees, and may include entities that are not regulated as banks or brokers and that do not have rated securities or publicly available financial statements.

The Fund may, but is not required to, use financial contracts for risk management purposes as part of its investment strategies. Some financial contracts are commonly referred to as derivatives. These investments will be used for bona fide hedging purposes, as is consistent with their permissible use in the portfolio of a national bank or federal savings association.

The Fund may invest up to 10% of its assets in other investment companies that invest in the types of securities in which the Fund may invest. Under normal market and interest rate conditions, the Fund seeks to maintain a duration less than or similar to that of a 1-Year U.S. Treasury Bill, but not to exceed that of a 2-Year U.S. Treasury Bill. The Fund has no restriction on the minimum or maximum maturity of any particular investment held.

The Fund limits its investments and investment techniques so as to qualify for investment by national banks and federal savings associations subject to applicable statutory limits under current applicable federal laws and regulations. The Fund encourages state chartered financial institutions to consult their legal counsel regarding whether shares of the Fund are a permissible investment under applicable state law.

Principal Risks

It is possible to lose money by investing in the Fund. Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

Credit Risk.    Credit risk is the risk that one or more debt securities in the Fund’s portfolio will decline in value or fail to pay principal or interest when due because the issuer experiences a decline in financial status. Securities are generally affected by varying degrees of credit risk. A security’s credit rating is an indication of its credit risk. Credit risk arises in a number of ways. For instance, the Fund could lose money if the issuer or guarantor of a security, or the counterparty to a financial contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

Government Agency Risk.    Some obligations issued or guaranteed by U.S. Government agencies or instrumentalities are not backed by the full faith and credit of the U.S. Government; the Fund must look principally to the agencies or instrumentalities for ultimate repayment, and may not be able to assert claims against the U.S. Government itself if those agencies or instrumentalities do not meet their commitments. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity and not as to market value.

Hedging Risk.    The use of financial contracts involves the risk of mispricing or improper valuation and the risk that changes in the value of the financial contract may not correlate perfectly with the underlying asset, rate or index. Hedging also involves the risk that the Adviser is incorrect in its expectation of what an appropriate hedging position would be. Also, the Fund may not hedge when it would have been beneficial to do so.

Interest Rate Risk.    Normally, the values of fixed income securities vary inversely with changes in prevailing interest rates. With rising interest rates, fixed income securities held by the Fund tend to decrease in value. Also, securities with longer durations held by the Fund are generally more sensitive to interest rate changes. As such, securities with longer durations are usually more volatile than those with shorter durations.

Issuer Risk.    A security may lose value as a result of a number of factors. These factors include capital structure (particularly the issuer’s use of leverage), management performance and a diminished market for the issuer’s products and/or services.

Liquidity Risk.    Trading opportunities are more limited for certain securities that have complex terms or that are not widely held, or that have been adversely affected by the recent turmoil in the credit markets. Such circumstances may make it more difficult to sell or buy a security at a favorable price or time, which could have a negative effect on the Fund’s performance. Infrequent trading of securities may also lead to an increase in their price volatility. Liquidity risk also refers to the possibility that the Fund may not be able to sell a security when it wants to.

Management Risk.    The Fund is subject to management risk. The Adviser will apply investment techniques, experience and risk analyses in making investment decisions for the Fund. However, there is no guarantee that the techniques and analyses applied by the Adviser will achieve the investment objective.

Market Risk.    The value of the securities owned by the Fund can increase and decrease quickly at unexpected times. The value can change as the result of a number of factors, including the economic outlook, market-wide risks, industry-specific risk (i.e., government regulation, competitive forces or other conditions) or issuer-specific risk.

Mortgage-Related Securities Risk.    The risks associated with mortgage-backed securities include: (1) credit risk associated with the performance of the underlying mortgage properties and of the borrowers owning these properties; (2) adverse changes in economic conditions and circumstances, which are more likely to have an adverse impact on mortgage-backed securities secured by loans on certain types of commercial properties than on those secured by loans on residential properties; (3) prepayment and extension risks, which can lead to significant fluctuations in value of the mortgage-backed security; (4) loss of all or part of the premium, if any, paid; and (5) decline in the market value of the security, whether resulting from changes in interest rates or prepayments on the underlying mortgage collateral. Prepayment risk involves the risk that, during periods of declining interest rates, mortgagors may prepay their mortgages more quickly than expected thereby reducing the mortgage-backed securities’ potential price appreciation. Extension risk is the risk that, during periods of rising interest rates, mortgagors may prepay their mortgages more slowly than expected, resulting in slower prepayments of mortgage-backed securities, which increases the duration of a security and reduces its value.

Regulatory Risk.    On July 21, 2010, the President signed the Dodd-Frank Wall Street Reform and Consumer Protection Act. The Fund limits its investments to investment securities in which Financial Institutions may invest based upon capital and surplus. Among other things, this statute has brought about a number of changes that impact the types of investment securities in which a Financial Institution may invest based upon capital and surplus, replaces the definition of investment grade used by Financial Institutions with a more subjective standard and requires more stringent risk-based capital levels, and may therefore impact the permissible investments of the Fund.  Additional issues may arise as more regulations are implemented pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act.

Repurchase Agreement Risk.    Repurchase agreements expose the Fund to the risk that the counterparty to the Fund defaults on its obligation to repurchase the underlying instruments collateralizing the repurchase agreement. In this circumstance, the Fund could lose money because it cannot sell the underlying instruments at the agreed upon time and price, or the underlying instruments lose their value before they can be sold.

Turnover Risk.    The Fund may experience high rates of portfolio turnover, which may result in payment by the Fund of above-average transaction costs and could result in the payment by shareholders of taxes on above-average amounts of realized investment gains, including net short-term capital gains, which are taxed as ordinary income for federal income tax purposes.

Valuation Risk.    Fair value pricing is inherently a process of estimates and judgments. Fair value prices established by the Fund may fluctuate to a greater degree than securities for which market quotes are readily available and may differ materially from the value that might be realized upon the sale of the security. There can be no assurance that the Fund could purchase or sell a portfolio of investments at the fair value price used to calculate the Fund’s net asset value. In addition, changes in the value of portfolio investments priced at fair value may be less frequent and of greater magnitude than changes in the price of securities that trade frequently in the marketplace, resulting in potentially greater net asset value volatility.

While the Trust’s policy is intended to result in a calculation of the Fund’s net asset value that fairly reflects security values at the time of pricing, the Trust cannot ensure that fair value prices would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security, particularly in a forced or distressed sale.

Fund Performance History

The following bar chart and table provide an illustration of how performance has varied over time. The bar chart depicts the change in performance from year to year during the period indicated. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. The chart and table assume reinvestment of dividends and distributions.

Annual Returns for Years Ended December 31 Ticker Symbol: AULTX

During the period shown in the bar chart, the highest return for a calendar quarter was 2.04% (quarter ended 9/30/09) and the lowest return for a calendar quarter was -14.98% (quarter ended 9/30/08).
Average Annual Total Returns.
The following table compares the Fund’s average annual returns for the periods ended December 31, 2012, to a broad-based securities market index (which, unlike the Fund, has no fees or expenses).
Average Annual Total Returns Asset Management Fund - Ultra Short Fund Ultra Short Fund	Label		1 Year		5 Years		10 Years
(after taxes on distributions)	Ultra Short Fund (after taxes on distributions)	[1]	0.92%	[2]	(9.66%)	[2]	(4.12%)	[2]
(after taxes on distributions and redemptions)	Ultra Short Fund (after taxes on distributions and redemptions)	[1]	0.85%	[2]	(7.56%)	[2]	(2.95%)	[2]
(before taxes)	Ultra Short Fund (before taxes)		1.31%	[2]	(8.37%)	[2]	(2.81%)	[2]
Barclays Capital 6 Month T-Bill Bellwethers	Barclays Capital 6 Month T-Bill Bellwethers	[3]	0.18%	[2]	1.01%	[2]	2.10%	[2]
[1]	After-tax returns are calculated using the applicable highest marginal individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns on distributions and redemptions may be higher than after-tax returns on distributions due to tax credits for realized losses a shareholder may experience upon the redemption of fund shares.
[2]	As of March 1, 2012, the Fund restructured its investment strategy to focus on high quality short-term securities, as well as repurchase agreements. Performance prior to this date reflects the Fund's previous strategy. Performance may have differed materially if the current strategy had been in place.
[3]	The Barclays Capital 6 Month T-Bill Bellwethers Index is an unmanaged index that measures the performance of six-month U.S. Treasury Bills. The Index reflects no deduction for fees, expenses or taxes.